Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Interest on loans	$ 8,857,000	$ 8,219,000
Interest and dividends on time deposits and investment securities	326,000	205,000
Total Interest Income	9,183,000	8,424,000
Interest Expense
Interest on deposits	2,432,000	1,987,000
Interest on Federal Home Loan Bank borrowings	133,000	104,000
Total Interest Expense	2,565,000	2,091,000
Net Interest Income	6,618,000	6,333,000
Provision for Loan Losses	292,000	320,000
Net Interest Income after Provision for Loan Losses	6,326,000	6,013,000
Non-Interest Income
Mortgage banking and title abstract fees	637,000	489,000
Other fees and services charges	96,000	99,000
Insurance commissions	182,000
Income from bank-owned life insurance	90,000	89,000
Net gain on the sale of residential mortgage loans	1,636,000	1,346,000
Gain on the sale of SBA loans	108,000	25,000
Loss on the sales of investment securities		(75,000)
Loss on sales and write-downs of other real estate owned	(193,000)	(4,000)
Other	47,000	44,000
Total Non-Interest Income, net	2,603,000	2,013,000
Non-Interest Expense
Salaries and employee benefits	4,512,000	4,001,000
Directors' fees and expenses	203,000	201,000
Occupancy and equipment	639,000	601,000
Professional fees	378,000	417,000
FDIC deposit insurance assessment	139,000	121,000
Other real estate owned expenses	43,000	29,000
Advertising	113,000	69,000
Amortization of other intangible	20,000
Other	648,000	593,000
Total Non-Interest Expense	6,695,000	6,032,000
Income before Income Taxes	2,234,000	1,994,000
Tax effect	736,000	723,000
Net Income	$ 1,498,000	$ 1,271,000
Earnings per share – basic (in dollars per share)	$ 0.84	$ 0.74
Average shares outstanding - basic (in shares)	1,781,410	1,718,456
Earnings per share - diluted (in dollars per share)	$ 0.77	$ 0.68
Average shares outstanding - diluted (in shares)	1,935,903	1,882,466